Intangible assets, net	12 Months Ended
Dec. 31, 2015
Intangible assets, net [Abstract]
Intangible assets, net
12.	Intangible assets, net

The following table summarizes the Group's intangible assets:

	As of December 31,
	2014	2015
	RMB'000	RMB'000

Gross carrying amount:
Game licenses	102,038	492,133
Software licenses	1,639	45,262
Game engine	—	15,905
Capitalized development costs for internal use software	3,040	9,670
Total of gross carrying amount	106,717	562,970
Less: accumulated amortization	(9,212)	(78,287)
accumulated impairment loss against game licenses	—	(8,162)
Intangible assets, net	97,505	476,521

Amortization expenses for the years ended December 31, 2013, 2014 and 2015 were RMB1,990,000, RMB6,071,000 and RMB69,075,000 respectively.

Impairment loss for the year ended December 31, 2013, 2014 and 2015 were RMBnil, RMBnil and RMB8,162,000, respectively.

The estimated amortization expenses for each of the following years are as follows:

RMB'000

2016	195,643
2017	160,273
2018	113,457
After 2018	7,148
476,521

The weighted average amortization periods of intangible assets as of December 31, 2014 and 2015 are as below:

	As of December 31,
	2014	2015
	(years)	(years)

Game licenses	2.6	2.8
Software licenses	3	3
Game engine	N/A	3
Capitalized development costs	1.5	1.5